Federated Hermes Corporate Bond Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—84.4%
	Basic Industry - Metals & Mining—0.4%
$ 2,795,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	$ 2,449,009
1,080,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,217,053
1,360,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,200,150
	TOTAL	4,866,212
	Capital Goods - Aerospace & Defense—2.3%
2,120,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,884,457
1,755,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,184,619
3,000,000	Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	2,833,874
2,030,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	2,151,332
1,040,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	1,120,818
1,930,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,863,975
5,900,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	5,048,491
1,540,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	1,522,231
3,500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	3,458,985
2,775,000	Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	2,643,490
760,000	Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	754,078
1,660,000	Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,605,334
	TOTAL	26,071,684
	Capital Goods - Building Materials—1.2%
5,625,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	5,342,442
4,160,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,041,032
2,980,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	2,652,384
1,435,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	1,313,911
	TOTAL	13,349,769
	Capital Goods - Construction Machinery—1.0%
2,820,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,368,701
3,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	3,039,338
3,675,000	John Deere Capital Corp., Sr. Unsecd. Note, 3.900%, 6/7/2032	3,514,014
3,300,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	3,151,903
	TOTAL	12,073,956
	Capital Goods - Diversified Manufacturing—1.3%
8,000,000	Honeywell International, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2033	8,237,263
2,210,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	1,905,973
1,560,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,444,713
4,045,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	3,788,169
	TOTAL	15,376,118
	Communications - Cable & Satellite—2.1%
1,475,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,470,492
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,181,234
3,350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	2,195,750
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	331,723
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,127,797
900,000	Comcast Corp., 7.050%, 3/15/2033	1,041,872
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	4,782,467

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	$ 1,444,076
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,422,074
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,472,602
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,410,174
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	1,858,566
1,250,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	1,337,232
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,134,918
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	995,088
	TOTAL	24,206,065
	Communications - Media & Entertainment—1.6%
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	854,896
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	686,852
2,918,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	2,932,469
2,615,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	1,993,279
2,630,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	2,682,881
2,350,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	1,778,071
985,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	735,852
3,995,000	Sky PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	3,992,548
3,795,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	3,043,249
	TOTAL	18,700,097
	Communications - Telecom Wireless—2.4%
2,695,000	American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	2,784,139
2,500,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.200%, 9/1/2024	2,500,000
2,815,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	1,955,248
2,795,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,717,231
3,000,000	T-Mobile USA, Inc., 4.500%, 4/15/2050	2,604,857
2,700,000	T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	1,923,956
3,000,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,887,050
2,520,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	2,566,439
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	1,716,922
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,130,014
5,325,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	5,397,239
	TOTAL	28,183,095
	Communications - Telecom Wirelines—4.1%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	2,045,937
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	4,417,227
5,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2052	3,487,494
3,050,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	2,434,882
1,335,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 2/1/2061	918,820
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,958,423
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	475,977
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,491,837
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	970,951
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	3,361,584
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,324,203
2,000,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	1,695,826
2,675,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	2,699,768
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	2,009,956
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	2,452,411
3,730,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	3,282,568

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 3,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	$ 2,392,577
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,368,981
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,945,777
	TOTAL	46,735,199
	Consumer Cyclical - Automotive—1.2%
2,610,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,468,278
3,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	3,240,564
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	952,560
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,629,905
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,141,688
3,250,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	3,292,115
1,405,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	1,312,280
	TOTAL	14,037,390
	Consumer Cyclical - Retailers—1.3%
1,835,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	1,642,365
5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	5,149,439
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,067,747
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.000%, 4/1/2026	2,449,805
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2032	2,308,748
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	2,713,872
	TOTAL	15,331,976
	Consumer Cyclical - Services—2.0%
6,880,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.700%, 6/3/2060	4,281,381
2,765,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	2,711,034
5,300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.600%, 4/13/2032	5,053,289
3,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	3,958,549
3,600,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	3,486,744
1,425,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	1,282,319
2,000,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	1,867,398
	TOTAL	22,640,714
	Consumer Non-Cyclical - Food/Beverage—4.0%
3,870,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	3,717,930
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	6,053,215
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	943,905
3,875,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	3,558,237
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	1,874,815
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	314,277
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,194,804
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	1,795,561
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,522,073
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,525,624
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	1,015,870
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	5,270,592
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	511,876
4,075,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.950%, 10/21/2031	3,495,981
3,025,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	2,528,287
4,464,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,931,034
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	4,313,608
	TOTAL	46,567,689

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—3.1%
$ 585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	$ 526,481
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	1,857,689
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,303,199
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,447,890
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	2,377,050
314,115	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	313,676
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	2,607,918
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,201,192
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,862,604
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	890,219
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	1,607,721
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	6,217,258
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	3,313,603
5,250,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 9/15/2034	5,319,653
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,545,937
	TOTAL	35,392,090
	Consumer Non-Cyclical - Pharmaceuticals—5.9%
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	2,122,196
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,428,925
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	4,082,723
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	3,601,709
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	846,360
750,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	760,189
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2029	510,949
1,280,000	AbbVie, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2031	1,318,382
2,940,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	3,022,679
2,900,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	2,984,802
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,692,278
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,266,329
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,481,237
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	721,779
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	426,048
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	279,297
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	2,147,151
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 3.250%, 2/15/2051	1,800,580
4,900,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	4,710,060
9,750,000	Johnson & Johnson, Sr. Unsecd. Note, 1.300%, 9/1/2030	8,366,053
5,425,000	Merck & Co., Inc., Sr. Unsecd. Note, 1.700%, 6/10/2027	5,084,801
5,835,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,867,946
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,167,292
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	2,941,795
2,420,000	Revvity, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	2,178,874
2,275,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,130,275
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,681,864
	TOTAL	67,622,573
	Consumer Non-Cyclical - Supermarkets—0.2%
2,430,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	2,423,394
	Consumer Non-Cyclical - Tobacco—0.6%
3,080,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	3,005,198

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 4,220,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	$ 3,454,434
	TOTAL	6,459,632
	Energy - Independent—1.3%
5,100,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	5,034,452
2,675,000	Coterra Energy, Inc., Sr. Unsecd. Note, 5.600%, 3/15/2034	2,739,842
980,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	960,774
1,705,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	1,706,893
4,119,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	4,214,249
	TOTAL	14,656,210
	Energy - Integrated—1.9%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,460,880
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	4,095,993
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	2,954,764
3,255,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	2,370,904
2,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	1,973,720
5,765,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	5,277,095
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	1,975,339
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	239,501
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	499,198
775,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	909,971
	TOTAL	21,757,365
	Energy - Midstream—3.5%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	3,591,682
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	805,394
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,643,202
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,013,189
1,290,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,197,727
2,660,000	Enbridge, Inc., Sr. Unsecd. Note, 5.625%, 4/5/2034	2,746,100
2,137,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	1,957,756
1,375,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	1,411,373
2,000,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	2,020,672
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,460,316
3,190,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	3,128,226
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,146,112
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,423,581
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	2,087,618
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,508,120
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,144,268
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	2,835,368
1,943,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	2,047,428
2,335,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	2,173,163
2,300,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	2,076,525
	TOTAL	40,417,820
	Energy - Refining—0.7%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	874,238
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,128,364
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	776,458
2,700,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	1,933,997
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,521,753

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Refining—continued
$ 1,665,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	$ 1,932,556
	TOTAL	8,167,366
	Financial Institution - Banking—18.5%
3,700,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	3,684,960
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,986,326
2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,198,591
3,050,000	Bank of America Corp., Sr. Unsecd. Note, 2.972%, 2/4/2033	2,690,040
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,471,649
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,126,464
4,890,000	Bank of America Corp., Sr. Unsecd. Note, 4.376%, 4/27/2028	4,865,094
1,435,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	1,404,586
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,240,612
6,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	5,513,517
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,191,527
2,100,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,083,919
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,228,133
7,370,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	7,282,393
1,200,000	Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,187,099
990,000	Citigroup, Inc., 4.125%, 7/25/2028	973,979
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	2,782,886
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,447,042
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,560,036
3,095,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	2,724,337
1,910,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,875,670
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	5,817,796
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	2,670,951
2,020,000	Citigroup, Inc., Sr. Unsecd. Note, 4.910%, 5/24/2033	2,010,222
2,300,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 2/13/2030	2,344,857
2,660,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	2,734,914
1,675,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	1,710,241
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	974,684
1,225,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,246,687
2,625,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,603,162
1,840,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,818,568
2,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,496,539
2,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	2,278,642
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	1,995,983
7,700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,484,981
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	1,971,075
4,625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	4,562,248
5,035,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.387%, 6/15/2027	5,011,817
2,060,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.561%, 10/24/2034	2,286,585
2,100,000	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,281,386
2,485,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	2,467,480
3,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	2,746,236
5,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	5,227,005
4,510,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.565%, 6/14/2030	4,514,318
7,380,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	7,509,920
1,600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	1,648,360
2,610,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	2,694,057

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 1,085,000		JPMorgan Chase & Co., Sr. Unsecd. Note, Series VAR, 2.947%, 2/24/2028	$ 1,045,050
2,000,000		JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	1,819,764
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	954,826
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	7,497,208
3,490,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	3,070,609
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	3,938,952
5,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.210%, 4/20/2028	4,956,138
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,230,665
2,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,264,174
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	7,320,374
2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,622,568
2,750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	2,733,477
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,478,965
3,675,000		PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	3,549,231
254,920	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	107,067
2,485,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	2,440,451
3,675,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	3,614,263
1,675,000		US Bancorp, 5.100%, 7/23/2030	1,705,805
6,075,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	6,271,717
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	3,774,189
2,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,468,292
7,050,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.908%, 4/25/2026	6,990,387
		TOTAL	212,481,746
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
2,150,000		CBOE Global Markets, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,113,250
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	4,800,112
2,250,000		Jefferies Financial Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,255,178
2,950,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	2,512,263
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	1,773,449
		TOTAL	13,454,252
		Financial Institution - Finance Companies—0.9%
2,015,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	1,929,732
1,650,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,439,097
3,050,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	3,045,557
1,500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	1,519,903
3,050,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	2,957,766
		TOTAL	10,892,055
		Financial Institution - Insurance - Health—1.2%
2,500,000		Elevance Health, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	2,388,291
3,595,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.550%, 5/15/2052	3,135,573
740,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.850%, 1/15/2036	792,070
4,250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.300%, 5/15/2031	3,711,220
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.875%, 8/15/2059	1,550,277
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	1,857,406
		TOTAL	13,434,837
		Financial Institution - Insurance - Life—1.4%
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,002,376
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	1,962,436
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	659,237
710,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	927,877

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 1,000,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	$ 1,378,539
700,000	New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	812,045
4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,442,399
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,150,877
1,530,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,774,480
	TOTAL	16,110,266
	Financial Institution - Insurance - P&C—0.9%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,193,316
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,108,621
2,880,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	2,176,256
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	4,531,244
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,045,145
	TOTAL	10,054,582
	Financial Institution - REIT - Apartment—0.4%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,101,431
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,027,602
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,545,058
	TOTAL	4,674,091
	Financial Institution - REIT - Healthcare—0.4%
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	1,801,648
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,160,785
1,250,000	Welltower, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,239,176
	TOTAL	4,201,609
	Financial Institution - REIT - Office—0.5%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,143,236
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,537,928
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,358,212
	TOTAL	6,039,376
	Financial Institution - REIT - Other—0.4%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,263,381
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	1,956,138
	TOTAL	4,219,519
	Financial Institution - REIT - Retail—0.3%
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,695,761
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,789,328
	TOTAL	3,485,089
	Technology—8.2%
5,400,000	Alphabet, Inc., Sr. Unsecd. Note, 2.250%, 8/15/2060	3,240,726
5,825,000	Apple, Inc., 1.650%, 5/11/2030	5,111,852
5,700,000	Apple, Inc., Sr. Unsecd. Note, 1.650%, 2/8/2031	4,912,948
6,875,000	Apple, Inc., Sr. Unsecd. Note, 2.800%, 2/8/2061	4,516,189
1,897,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	1,848,360
2,460,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,057,468
103,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	85,266
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	816,839
1,370,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	1,308,024
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,293,306
1,565,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	2,088,128
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,549,992
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,360,706

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	$ 976,766
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,184,290
1,565,000	Flex Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,558,675
1,285,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	1,216,302
1,140,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,128,234
445,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	444,100
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,029,592
1,755,000	Intel Corp., Sr. Unsecd. Note, 5.150%, 2/21/2034	1,738,912
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	3,702,144
3,325,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	3,318,469
3,235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	3,268,282
1,746,000	Lam Research Corp., Sr. Unsecd. Note, 3.750%, 3/15/2026	1,728,233
1,730,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,710,500
1,300,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,325,869
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,496,336
7,040,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	4,573,312
6,000,000	Oracle Corp., Sr. Unsecd. Note, 3.950%, 3/25/2051	4,643,041
1,690,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	1,811,814
2,250,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	2,452,777
2,155,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,870,947
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	977,521
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	808,228
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	673,795
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,815,293
3,985,000	S&P Global, Inc., Sr. Unsecd. Note, 4.250%, 5/1/2029	3,974,135
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	993,354
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	564,234
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	148,116
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	2,500,191
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	198,305
5,510,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	4,662,911
	TOTAL	94,684,482
	Transportation - Railroads—1.3%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	3,295,512
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,244,746
1,240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	926,777
2,060,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	1,886,235
5,710,000	Union Pacific Corp., Sr. Unsecd. Note, 2.800%, 2/14/2032	5,119,679
2,325,000	Union Pacific Corp., Sr. Unsecd. Note, 2.973%, 9/16/2062	1,458,319
	TOTAL	14,931,268
	Transportation - Services—1.6%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	4,630,263
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,147,692
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	1,881,729
2,340,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	2,207,738
2,270,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	1,909,989
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,162,403
3,675,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.050%, 11/15/2027	3,546,346
	TOTAL	18,486,160

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—4.6%
$ 990,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	$ 928,121
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	975,981
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,399,193
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,500,664
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,625,542
1,233,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,103,182
900,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	918,138
4,915,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	4,603,140
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,167,512
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,017,208
100,000	Duke Energy Indiana, LLC., 1st Mtg. Bond, 6.350%, 8/15/2038	112,479
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	818,393
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,104,908
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	2,829,722
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	762,308
5,050,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	4,091,464
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,267,342
6,350,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.850%, 2/7/2029	6,469,403
6,830,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	6,673,034
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	610,667
875,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	799,925
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,110,119
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	1,926,835
2,595,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	2,553,444
2,475,000	Xcel Energy, Inc., Sr. Unsecd. Note, 4.600%, 6/1/2032	2,413,265
	TOTAL	52,781,989
	Utility - Natural Gas—0.5%
4,900,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	4,719,285
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,365,548
	TOTAL	6,084,833
	Utility - Natural Gas Distributor—0.0%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	652,327
	TOTAL CORPORATE BONDS (IDENTIFIED COST $1,034,543,621)	971,704,895
	U.S. TREASURIES—4.0%
	U.S. Treasury Bonds—0.9%
9,900,000	United States Treasury Bond, 4.250%, 8/15/2054	9,952,594
	U.S. Treasury Notes—3.1%
36,100,000	United States Treasury Note, 3.875%, 8/15/2034	35,964,549
	TOTAL U.S. TREASURIES (IDENTIFIED COST $46,375,827)	45,917,143
	MUNICIPAL BOND—0.1%
	Municipal Services—0.1%
575,000	Tampa, FL Sports Authority, (National Public Finance Guarantee Corp. GTD), 8.020%, 10/1/2026 (IDENTIFIED COST $576,224)	584,421
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation REMIC—0.0%
6,016	FHLMC REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $5,995)	6,008

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation REMIC—0.0%
$ 164		FHLMC, Pool C00702, 6.000%, 1/1/2029	$ 167
208		FHLMC, Pool C00748, 6.000%, 4/1/2029	212
178		FHLMC, Pool C20263, 6.000%, 1/1/2029	181
278		FHLMC, Pool C25621, 6.500%, 5/1/2029	286
		TOTAL	846
		Federal National Mortgage Association—0.0%
346		FNMA, Pool 323159, 7.500%, 4/1/2028	353
225		FNMA, Pool 421223, 7.000%, 5/1/2028	234
2,031		FNMA, Pool 439947, 6.500%, 11/1/2028	2,090
812		FNMA, Pool 489867, 6.500%, 3/1/2029	836
		TOTAL	3,513
		Government National Mortgage Association—0.0%
75		GNMA, Pool 449491, 7.500%, 12/15/2027	77
168		GNMA, Pool 486467, 7.000%, 8/15/2028	170
		TOTAL	247
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,465)	4,606
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	1,300
		INVESTMENT COMPANIES—10.3%
23,334,125		Federated Hermes Government Obligations Fund, Premier Shares, 5.21%[4]	23,334,125
16,843,981		High Yield Bond Core Fund	95,336,932
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $120,093,573)	118,671,057
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $1,201,610,755)	1,136,889,430
		OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	14,268,709
		TOTAL NET ASSETS—100%	$1,151,158,139
At August 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
United States Treasury Long Bond Short Futures	80	$9,850,000	December 2024	$128,727
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,149,016 and $5,700,250, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 11/30/2023	$86,135,350	$84,268,974	$—	$170,404,324
Purchases at Cost	$118,567,853	$7,000,000	$76,368,432	$201,936,285
Proceeds from Sales	$(204,677,096)	$—	$(53,034,307)	$(257,711,403)
Change in Unrealized Appreciation/Depreciation	$(37,585)	$4,067,958	$—	$4,030,373
Net Realized Gain/(Loss)	$11,478	$—	$—	$11,478
Value as of 8/31/2024	$—	$95,336,932	$23,334,125	$118,671,057
Shares Held as of 8/31/2024	—	16,843,981	23,334,125	40,178,106
Dividend Income	$1,720,837	$4,333,279	$624,295	$6,678,411

1
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Issuer in default.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$971,597,828	$107,067	$971,704,895
U.S. Treasuries	—	45,917,143	—	45,917,143
Municipal Bond	—	584,421	—	584,421
Collateralized Mortgage Obligation	—	6,008	—	6,008
Mortgage-Backed Securities	—	4,606	—	4,606
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	118,671,057	—	—	118,671,057
TOTAL SECURITIES	$118,671,057	$1,018,110,006	$108,367	$1,136,889,430
Other Financial Instruments:[1]
Assets	$128,727	$—	$—	$128,727

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit